Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

20 Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Trade payables	846	703
Accrued expenses	1,226	356
Amounts due to related parties	56	4
Social security and other taxes	203	—
Outstanding defined contribution pension costs	70	—
Other payables	—	8
Deferred consideration payable	—	300
	2,401	1,371

Amounts falling due after more than one year:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Deferred consideration payable	—	524

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 24 Financial risk management and impairment of financial assets. As a result of the Reorganization, the Group has no deferred consideration payable at December 31, 2020; refer to note 2 Significant accounting policies.